Insurance (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investment Income of AFG's Insurance Group
Investment income	$ 1,241	$ 1,191	$ 1,200
AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	1,233	1,184	1,197
Investment expenses	(34)	(25)	(38)
Net investment income	1,199	1,159	1,159
Fixed Maturities [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	1,142	1,112	1,142
Equity Securities [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	26	11	11
Other [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	$ 65	$ 61	$ 44